Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Lease Liabilities [Abstract]
Schedule of the lease liabilities
	As at December 31,	As at December 31,
	2021	2020
Balance, beginning of period	$2,546,160	$-
Additions	-	2,588,107
Interest	236,680	216,434
Lease payments	(2,647,669)	(258,381)
Modification of lease	(135,171)	-
Balance, end of period	$-	$2,546,160

Current portion	$-	$111,672
Non-current portion	-	2,434,488
Total lease liabilities	$-	$2,546,160